CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	38,553,694	35,141,114
Ordinary shares outstanding	38,553,694	35,141,114